As filed with the Securities and Exchange Commission on August 24, 2000 Registration No. 33-21754

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                      POST-EFFECTIVE AMENDMENT NO. 18 TO
                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on August 28, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under flexible premium variable life insurance policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS

(Included in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-000981, as filed on April 26, 2000, and incorporated by reference herein; Form Type 497, Accession No. 0001017062-00-001396 as filed on June 15, 2000, and incorporated by reference herein; Form Type 497, Accession No. 0001017062-00-001705 as filed on August
11, 2000, and incorporated by reference herein.)

                 Supplement to Prospectus Dated May 1, 2000 for
       Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
                   Premium Variable Life Insurance Policy and
                      Prospectus Dated August 7, 2000 for
                      Pacific Select Estate Preserver and
               Pacific Select Estate Preserver II Last Survivor
      Flexible Premium Variable Life Insurance Policies (each a "policy")
                 Each Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying portfolio for the Bond
Income investment          and Income Variable Account, are scheduled to be
option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding
in this supplement.        accumulation units of the Bond and Income Variable
                           Account will automatically be transferred to the Managed Bond Variable Account in exchange for corresponding units of that investment option. The
                           Bond and Income Variable Account will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond investment option, you can transfer among the investment options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

Supplement dated August 28, 2000

                          -----------------------------------------------------
An overview of the         Other expenses
policy: Fees and           The table also shows the fund expenses for each
expenses paid by the       portfolio based on expenses in 1999, adjusted to
Pacific Select Fund:       reflect recently reduced custody fees. To help
Other expenses is          limit fund expenses, effective July 1, 2000 we have
replaced                   contractually agreed to waive all or part of our
                           investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established
                           0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap.
                           There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific
                           Life reimbursed the Small-Cap Index Portfolio
                           $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging Markets/1/ 1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Bond and Income     0.60     0.05     0.65       --           0.65
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net Tollkeeper/2/ 1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International Value 0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/  0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                           + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

                          -----------------------------------------------------
Telephone                  You may enroll in or give instructions regarding
authorizations for the     the dollar cost averaging program or portfolio
transfer programs          rebalancing program by telephone if we have your
                           completed telephone authorization form on file.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 105 pages.

Supplement dated May 1, 2000 to Prospectus dated May 1, 2000 consisting of 3 pages.

Supplement dated June 14, 2000 to Prospectus dated May 1, 2000 consisting of 1 page.

Supplement dated August 7, 2000 to Prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated August 28, 2000 to Prospectus dated May 1, 2000 consisting of 2 pages.
The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940 The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche LLP, Independent Auditors

Dechert Price & Rhoads, Outside Counsel

The following exhibits:

1.   (1)  (a)  Resolution of the Board of Directors of the Depositor dated
               November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993./1/

          (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

     (2)  Inapplicable

     (3) (a) Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network/1/

          (b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers/1/

     (4)  Inapplicable

     (5) (a) Flexible Premium Variable Life Insurance Policy and various riders/1/

          (b)  Endorsement Amending Suicide Exclusion Provision/1/

          (c)  Added Protection Benefit Rider/1/

          (d)  Accelerated Living Benefit Rider/1/

     (6)  (a)  Bylaws of Pacific Life Insurance Company/3/

          (b)  Articles of Incorporation of Pacific Life Insurance
               Company/3/

     (7)    Inapplicable

     (8)    Inapplicable

     (9)(a) Participation Agreement between Pacific Mutual Life Insurance Company and Pacific Select Fund/5/

        (b) M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company/5/

     (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire/1/

2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Post Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754, Accession Number 000089430-96-000968.)

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP/6/

    (b) Consent of Dechert Price & Rhoads/1/

7.  (a) Opinion of Actuary/6/

    (b) Form of Illustration of Policy Benefits/6/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures/1/

9.  Power of Attorney/5/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable

/1/ Filed as part of Post-Effective Amendment No. 11 to the Registration
    Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968.

/2/ Filed as part of Post-Effective Amendment No. 12 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1997, File No. 33-21754, Accession Number 0001017062-97-000726.

/3/ Filed as part of Post-Effective Amendment No. 13 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-21754, Accession Number 0001017062-98-000893.

/4/ Filed as part of Post-Effective Amendment No. 14 to the Registration
    Statement on Form S-6 filed via Edgar on April 23, 1999, File No. 33-21754, Accession Number 0001017062-99-000707.

/5/ Filed as part of Post-Effective Amendment No. 15 to the Registration
    Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-21754, Accession Number 0001017062-00-000593.

/6/ Filed as part of Post-Effective Amendment No. 16 to the Registration
    Statement on Form S-6 filed via EDGAR on April 26, 2000, File No. 33-21754, Accession Number 0001017062-00-000981.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness and has caused this Post-Effective Amendment No. 18 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                                PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                           (Registrant)

                                BY:  PACIFIC LIFE INSURANCE COMPANY
                                            (Depositor)

                                BY:  _______________________________
                                     Thomas C. Sutton*
                                     Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 24th day of August, 2000.


                                BY:  PACIFIC LIFE INSURANCE COMPANY
                                             (Registrant)

                                BY:  _______________________________
                                     Thomas C. Sutton*
                                     Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                                  Date

____________________          Director, Chairman of the Board        _______, 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 _______, 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    _______, 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    _______, 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           _______, 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          _______, 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           _______, 2000
Brian D. Klemens*

____________________          Executive Vice President               _______, 2000
Lynn C. Miller

*BY: /s/ DAVID R. CARMICHAEL                                         August 24, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)